SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT
CONDENSED BALANCE SHEETS

	December 31,
(In millions of U.S. dollars, except par value per share)	2025	2024
ASSETS:
Other invested assets (cost: 2025, $207; 2024, $63)	$207	$63
Short-term investments	—	8
Cash	6	5
Investment in subsidiaries, at equity in the underlying net assets	16,648	15,329
Long-term notes receivable, affiliated	600	600
Receivable from subsidiaries	65	17
Income tax asset, net	2	—
Other assets	40	37
TOTAL ASSETS	$17,569	$16,059

LIABILITIES:
Long-term notes payable, affiliated	$2,073	$2,173
Due to subsidiaries	29	9
Other liabilities	6	2
Total liabilities	2,108	2,184

SHAREHOLDERS' EQUITY:
Preferred shares, par value: $0.01; 50.0 shares authorized; no shares issued and outstanding	—	—
Common shares, par value: $0.01; 200.0 shares authorized; (2025) 74.4 and (2024) 74.3 outstanding before treasury shares	1	1
Additional paid-in capital	3,852	3,812
Accumulated other comprehensive income (loss), net of deferred income tax expense (benefit) of ($23) at 2025 and $(177) at 2024	(52)	(1,138)
Treasury shares, at cost; 33.7 shares (2025) and 31.3 shares (2024)	(4,906)	(4,108)
Retained earnings	16,565	15,309
Total shareholders' equity	15,461	13,875
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$17,569	$16,059
(Some amounts may not reconcile due to rounding.)
See notes to consolidated financial statements.
SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT
CONDENSED STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2025	2024	2023
(Dollars in millions)
REVENUES:
Net investment income	$31	$5	$4
Other income (expense)	74	7	8
Net income (loss) of subsidiaries	1,658	1,510	2,641
Total revenues	1,762	1,522	2,653

EXPENSES:
Interest expense - affiliated	100	77	87
Other expenses	73	71	49
Total expenses	174	148	136

INCOME (LOSS) BEFORE TAXES	1,589	1,373	2,517
Income tax expense (benefit)	(3)	—	—

NET INCOME (LOSS)	$1,591	$1,373	$2,517

Other comprehensive income (loss) of subsidiaries, net of tax	1,086	(204)	1,063

COMPREHENSIVE INCOME (LOSS)	$2,678	$1,169	$3,580
(Some amounts may not reconcile due to rounding.)
See notes to consolidated financial statements.
SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT
CONDENSED STATEMENTS OF CASH FLOWS

	Years Ended December 31,
(Dollars in millions, except share amounts)	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$1,591	$1,373	$2,517
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease (increase) in income taxes	(2)	—	—
Equity in retained (earnings) deficit of subsidiaries	(1,658)	(1,510)	(2,641)
Cash dividends received from subsidiaries	1,547	969	365
Change in other assets and liabilities, net	(29)	7	(8)
Increase (decrease) in due to/from affiliates	(29)	(3)	2
Non-cash compensation expense	3	2	3
Net cash provided by (used in) operating activities	1,424	839	238

CASH FLOWS FROM INVESTING ACTIVITIES:
Additional investment in subsidiaries	(121)	(161)	(377)
Proceeds from fixed maturities sold - available for sale	—	—	23
Distribution from other invested assets	1,243	826	441
Cost of fixed maturities acquired - available for sale	—	—	(23)
Cost of other invested assets acquired	(1,387)	(852)	(479)
Net change in short-term investments	8	(8)	—
Proceeds from repayment of long term notes receivable - affiliated	—	50	50
(Issuance) of long term notes receivable - affiliated	—	(600)	(100)
Proceeds from sale of renewal rights	30	—	—
Net cash provided by (used in) investing activities	(228)	(745)	(465)

CASH FLOWS FROM FINANCING ACTIVITIES:
Common shares issued during the period, net	38	36	23
Proceeds from public offering of common shares	—	—	1,445
Purchase of treasury shares	(797)	(200)	—
Dividends paid to shareholders	(335)	(334)	(288)
Proceeds from issuance (cost of repayment) of long term notes payable - affiliated	(100)	400	(965)
Net cash provided by (used in) financing activities	(1,195)	(98)	215

EFFECT OF EXCHANGE RATE CHANGES ON CASH	—	—	—

Net increase (decrease) in cash	1	(4)	(13)
Cash, beginning of period	5	9	22
Cash, end of period	$6	$5	$9
(Some amounts may not reconcile due to rounding.)
See notes to consolidated financial statements.
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT
NOTES TO CONDENSED FINANCIAL INFORMATION
i.)The accompanying condensed financial information should be read in conjunction with the consolidated financial statements and related notes of Everest Group, Ltd. and its subsidiaries.
ii.)Everest Group, Ltd. entered into a $300 million long-term note agreement with Everest Reinsurance Company, an affiliated company, as of December, 2019. The note was scheduled to pay interest annually at a rate of 1.69% and was scheduled to mature in December 2028. However, the note was paid off in full in May 2023 and is no longer outstanding as of December 31, 2023.
iii.)Everest Group, Ltd. entered into a $200 million long-term note agreement with Everest Reinsurance Company, an affiliated company, as of August 2021. The note was scheduled to pay interest annually at a rate of 1.00% and was scheduled to mature in August 2030. However, the note was paid off in full in May 2023 and is no longer outstanding as of December 31, 2023.
iv.)Everest Group, Ltd. entered into a $215 million long-term note agreement with Everest Reinsurance Holdings, Inc., an affiliated company, as of June 2022. The note was scheduled to pay interest annually at a rate of 3.11% and was scheduled to mature in June 2052. However, the note was paid off in full in May 2023 and is no longer outstanding as of December 31, 2023.
v.)Everest Group, Ltd. entered into a $125 million long-term note agreement with Everest Reinsurance Holdings, Inc., an affiliated company, as of December 2022. The note was scheduled to pay interest annually at a rate of 4.34% and was scheduled to mature in June 2052. However, the note was paid off in full in May 2023 and is no longer outstanding as of December 31, 2023.
vi.)Everest Group, Ltd. entered into a $125 million long-term note agreement with Everest International Reinsurance, an affiliated company, as of December 2022. The note was scheduled to pay interest annually at a rate of 4.34% and was scheduled to mature in December 2052. However, the note was paid off in full in May 2023 and is no longer outstanding as of December 31, 2023.
vii.)Everest Group, Ltd. entered into a $1.8 billion long-term note agreement with Everest Preferred International Holdings, an affiliated company, as of December 2022. The note will pay interest quarterly at a rate of 4.34% and is scheduled to mature in December 2052. At December 31, 2025, this transaction was included within long-term notes payable, affiliated in the condensed balance sheets of Everest Group, Ltd.
viii.)Everest Group, Ltd. issued a $100 million long-term note agreement to Everest Reinsurance Bermuda, an affiliated company, as of May 2023. The note will pay interest annually at a rate of 3.72% and is scheduled to mature in May 2053. Everest Reinsurance Bermuda repaid $50 million to Everest Group, Ltd. in September 2023 and $50 million in May 2024 and the note is no longer outstanding as of December 31, 2024.
ix.)In December 2024, Everest Group, Ltd. entered into a $1.5 billion revolving loan facility with Everest Reinsurance Holdings, Inc., an affiliated company, and funded a $600 million long-term note. The note will pay interest semi-annually at a rate of 4.30% and is scheduled to mature in December 2027. At December 31, 2025, this transaction was included within long-term notes receivable, affiliated in the condensed balance sheets of Everest Group, Ltd.
x.)In December 2024, Everest Group, Ltd. entered into a $500 million revolving loan facility with Everest International Reinsurance, an affiliated company, and drew down $100 million under a long-term note. The note will pay interest semi-annually at a rate of 4.30% and is scheduled to mature in December 2027. At December 31, 2025, this transaction was included within long-term notes payable, affiliated in the condensed balance sheets of Everest Group, Ltd.
xi.)In December 2024, Everest Group, Ltd. entered into a $1.0 billion revolving loan facility with Everest Reinsurance Bermuda, an affiliated company and drew down $300 million under a long-term note. The note will pay interest semi-annually at a rate of 4.30% and is scheduled to mature in December 2027. During 2025, Everest Group, Ltd. drew down an additional $175 million in the first quarter and repaid $275 million in December, leaving $200 million outstanding as of December 31, 2025. At December 31, 2025, this transaction was included within long-term notes payable, affiliated in the condensed balance sheets of Everest Group, Ltd.
xii.)Everest Group, Ltd. has invested funds in the segregated accounts of Mt. Logan Re, an affiliated entity. On the condensed balance sheets, investments in Mt. Logan Re valued at $35 million and $39 million as of December 31, 2025 and 2024, respectively, have been recorded within other assets. On the condensed statements of operations, income (expense) of $7 million, $8 million and $8 million for the years ended December 31, 2025, 2024 and 2023, respectively, have been recorded in other income (expense).
xiii.)On October 26, 2025, Everest Group, Ltd. entered into definitive agreements to sell the renewal rights for certain lines of the Commercial Retail Insurance business in the U.S., U.K., E.U. and Asia Pacific to American International Group, Inc. On the condensed statements of operations, income from the sale of renewal rights of $68 million for the year ended December 31, 2025 has been recorded in other income (expense).